Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Schedule of Warrant Securities Outstanding	As of June 30, 2025, the Company had the following warrant securities outstanding:
	Warrants	Exercise Price	Expiration
2022 Exchange warrants	47,446	$5.70	September 2025
Total	47,446

As of December 31, 2024, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2020 Warrants for services	2,000	$7.50	January 2025
2022 Exchange warrants	47,446	$5.70	September 2025
Total	49,446

Schedule of Stock Option Activity Under Equity Incentive Plan

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Granted	6,000	7.60	9.83
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at June 30, 2025	566,000	$1.61	2.52
Exercisable at June 30, 2025	6,000	$7.50	9.83

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	-	-	-
Granted	560,000	1.55	2.94
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Exercisable at December 31, 2024	-	$-	-

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Warrant Activity

A summary of all warrant activity for the six months ended June 30, 2025, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(2,000)	7.50	-
Balance outstanding at June 30, 2025	47,446	$5.70	0.23
Exercisable at June 30, 2025	47,446	$5.70	0.23

A summary of all warrant activity for the year ended December 31, 2024, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	59,413	$6.70	2.32
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(9,967)	7.39	-
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Exercisable at December 31, 2024	49,446	$5.77	0.70